Income Taxes - Schedule of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax (benefit)/expense
U.S. federal					$ 9	$ (58)	$ (89)
Non-U.S.					179	142	147
U.S. state					19	(42)	42
Total current					207	42	100
Deferred tax (benefit)/expense
U.S. federal					6	(62)	(855)
Non-U.S.					5	(3)	(12)
U.S. state					19	54	24
Total deferred					30	(11)	(843)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Total income tax expense/(benefit)	$ (76)	$ (251)	$ (99)	$ (322)	$ (237)	$ (31)	$ (743)